Long-Term Investments (Details)	Mar. 31, 2015 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 CNY (¥)	Mar. 31, 2009 USD ($)	Mar. 31, 2009 CNY (¥)
Long-Term Investments [Line Items]
Investment amount		$ 12,647,037	$ 12,515,817
Cash consideration	$ 8,535,827			¥ 52,000,000
Huashang Micro Finance Co. (“Huashang”) [Member]
Long-Term Investments [Line Items]
Investment amount									$ 13,203,257	¥ 90,000,000
Acquire percentage									22.50%	22.50%
Wenzhou Longlian Development Co., Ltd. (“Longlian”) [Member]
Long-Term Investments [Line Items]
Investment amount							$ 1,307,982	¥ 8,333,400
Acquire percentage							8.3334%	8.3334%
Longwan Rural Commercial Bank. (“LRCB”) [Member]
Long-Term Investments [Line Items]
Investment amount					$ 7,172,207	¥ 44,982,000
Acquire percentage					2.10%	2.10%
Minimum [Member]
Long-Term Investments [Line Items]
Ownership interest	3.50%
Maximum [Member]
Long-Term Investments [Line Items]
Ownership interest	19.00%